Consolidated Statements of Comprehensive Income (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Statement Of Other Comprehensive Income [Abstract]
Net income	$ 977,980	$ 345,817	$ 2,138,530	$ 1,011,768
Unrealized gains on securities available for sale:
Net unrealized holding gains arising during the period	470,530	185,760	1,104,583	928,252
Reclassification adjustment for net gains included earnings			(440,268)
Income tax expense	(159,980)	(63,158)	(225,867)	(315,606)
Total other comprehensive income	310,550	122,602	438,448	612,646
Comprehensive income	$ 1,288,530	$ 468,419	$ 2,576,978	$ 1,624,414